Pension and other post-employment benefits (Tables)	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Schedule of Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following tables list the components of net benefit costs for the pension plans and other post-employment benefits ("OPEB") in the unaudited interim condensed consolidated statements of operations for the three and six months ended June 30:

	Pension benefits
	Three months ended June 30		Six months ended June 30
	2025	2024	2025	2024
Service cost	$2.8	$3.0	$6.1	$6.1
Non-service costs
Interest cost	7.8	8.1	16.4	16.5
Expected return on plan assets	(9.3)	(8.6)	(18.6)	(17.3)
Amortization of net actuarial gains	(0.6)	(0.3)	(1.0)	(0.7)
Amortization of prior service credits	(0.4)	(0.3)	(0.7)	(0.7)
Impact of regulatory accounts	4.7	4.3	3.5	8.7
	2.2	3.2	(0.4)	6.5
Net benefit cost	$5.0	$6.2	$5.7	$12.6

	OPEB
	Three months ended June 30		Six months ended June 30
	2025	2024	2025	2024
Service cost	$0.7	$0.8	$1.4	$1.6
Non-service costs
Interest cost	3.1	2.7	5.7	5.3
Expected return on plan assets	(2.9)	(2.7)	(5.5)	(5.3)
Amortization of net actuarial gains	(1.4)	(0.9)	(2.6)	(2.5)
Amortization of prior service credits	(0.2)	(0.2)	(0.4)	(0.4)
Impact of regulatory accounts	2.0	1.9	3.7	3.8
	0.6	0.8	0.9	0.9
Net benefit cost	$1.3	$1.6	$2.3	$2.5